S000082570 [Member] Expense Example - AB Tax-Aware Long Municipal ETF - AB Tax-Aware Long Municipal ETF	Nov. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	$ 356